Property, Plant and Equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss	¥ 3,920	$ 606	¥ 3,950	¥ 30,173
Property, plant and equipment pledged to secure bank facilities	¥ 0		¥ 0